PROVISIONS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
PROVISIONS AND CONTINGENT LIABILITIES
Schedule of provisions

The following tables show the detail of the provisions:

As of December 31, 2020

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees(1)	commitments(2)	contracts(3)	Total
In millions of COP
Balance at January 1, 2020	35,752	6,607	16,945	131,386	-	190,690
Additions recognized in the year	9,063	1,259	6,190	224,603	325	241,440
Provisions used during the period	(4,673)	(3,059)	-	-	-	(7,732)
Provisions reversed during the period	(5,196)	(2,408)	(50)	(71,497)	-	(79,151)
Foreign currency translation adjustment	382	-	(50)	706	-	1,038
Effect of discounted cash flows	312	-	-	-	-	312
Final balance at December 31, 2020	35,640	2,399	23,035	285,198	325	346,597
(1)	Changes in financial guarantees corresponds to higher provisions in Bancolombia.
(2)	Changes in loan commitments corresponds to increases in Bancolombia, Banistmo, GAH and Banco Agrícola due to increased risks from the global COVID-19 pandemic.
(3)	Onerous contracts corresponds to Renting Colombia S.A.

As of December 31, 2019

	Judicial	Administrative	Financial	Loan	Onerous
	proceedings	proceedings	guarantees	commitments	contracts(1)	Total
In millions of COP
Balance at January 1, 2019	36,873	468	23,100	104,559	3,033	168,033
Additions recognized in the year	7,272	6,139	16,210	73,101	-	102,722
Provisions used during the period	(3,122)	-	-	-	(2,796)	(5,918)
Provisions reversed during the period	(5,729)	-	(22,365)	(46,835)	(267)	(75,196)
Foreign currency translation adjustment	395	-	-	561	-	956
Effect of discounted cash flows	63	-	-	-	30	93
Final balance at December 31, 2019	35,752	6,607	16,945	131,386	-	190,690
(1)	During 2019, the onerous contracts were finished.

Schedule of provisions of financial guarantees and loan commitments

The following explains the significant changes in the provisions of financial guarantees and loan commitments during period at December 31, 2020 and 2019 with the expected credit loss model:

	Stage 1	Stage 2	Stage 3	TOTAL
Balance at January 1, 2020	119,865	28,433	33	148,331
Transfers	30,893	54,918	295	86,106
Transfer to stage 1	75,694	(44,821)	-	30,873
Transfer to stage 2	(34,778)	115,398	-	80,620
Transfer to stage 3	(10,023)	(15,659)	295	(25,387)
Provisions recognised during the period	95,212	9,283	40,192	144,687
Provisions reversed during the period	(54,823)	(16,724)	-	(71,547)
Translation adjustment	1,450	(775)	(19)	656
Balance at December 31, 2020	192,597	75,135	40,501	308,233

	Stage1	Stage2	Stage3	TOTAL
Balance at January 1, 2019	112,754	14,890	15	127,659
Transfers	10,530	15,810	28	26,368
Transfer to stage 1	44,126	(35,204)	-	8,922
Transfer to stage 2	(28,589)	70,573	(3)	41,981
Transfer to stage 3	(5,007)	(19,559)	31	(24,535)
Provisions recognised during the period	57,377	5,564	2	62,943
Provisions reversed during the period	(61,265)	(7,923)	(12)	(69,200)
Translation adjustment	469	92	-	561
Balance at December 31, 2019	119,865	28,433	33	148,331

Schedule of commitments

The Bank must pay the third party if there is any breach  what has been agreed upon or due to the economic insolvency of the client.

As of December 31, 2020

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	388,859
Guarantees greater than 1 month and up to 3 months	616,879
Guarantees greater than 3 months and up to 1 year	2,911,975
Guarantees greater than 1 year and up to 3 years (1)	3,568,858
Guarantees greater than 3 year and up to 5 years	42,788
Guarantees greater than 5 years	144,157
Total	7,673,516
(1)	Mainly due to 4 new guarantees amounting to COP 2,909,063, expiring in 2022 with in Telecommunications and financial sectors.

As of December 31, 2019

Maturity	Financial Guarantees
In millions of COP
Guarantees under 1 month	324,461
Guarantees greater than 1 month and up to 3 months	502,442
Guarantees greater than 3 months and up to 1 year	2,592,644
Guarantees greater than 1 year and up to 3 years	687,669
Guarantees greater than 3 year and up to 5 years	68,150
Guarantees greater than 5 years	144,904
Total	4,320,270